Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 137,663	$ 323,800	$ 271,877
Cost of revenues	(106,367)	(238,564)	(204,785)
Gross profit	31,296	85,236	67,092
Operating expenses:
Research and development	(9,343)	(13,541)	(11,613)
Selling and marketing	(12,328)	(17,196)	(6,084)
General and administrative	(5,594)	(18,848)	(14,626)
Impairment of goodwill	0	(606)	0
Impairment of intangible assets	(3,833)
Total operating expenses	(31,098)	(50,191)	(32,323)
Government subsidy income	232	224	159
Other operating income	1,124	2,824	1,109
Income (loss) from operations	1,554	38,093	36,037
Interest expenses			(1)
Interest income	2,032	1,365	882
Investment income			142
Other (expenses) income, net	354	(79)	(101)
Change in fair value of derivatives embedded in convertible notes			1,280
Change in fair value of put option	(150)	(150)	(123)
Income before income taxes	3,790	39,229	38,116
Income tax expenses	(5,635)	(9,419)	(9,458)
Net income (loss)	(1,845)	29,810	28,658
Less: Net income attributable to noncontrolling interests	(1,449)	(2,683)	(818)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Net income (loss) per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ 0.00	$ 0.03	$ 0.04
Diluted	$ 0.00	$ 0.03	$ 0.03
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	732,784,822
Diluted	794,003,193	794,003,193	795,843,605
Other comprehensive income (loss), net of tax Foreign currency translation adjustment	3,525	13,026	7,365
Comprehensive income	1,680	42,836	36,023
Less: Comprehensive income attributable to noncontrolling interest	(1,749)	(3,210)	(948)
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(69)	39,626	35,075
Research and development
Share based compensation expenses:
Share based compensation expenses	355	615
Selling and marketing
Share based compensation expenses:
Share based compensation expenses	198	344
General and administrative
Share based compensation expenses:
Share based compensation expenses	617	1,213	1
ODP
Revenues	57,803	212,784	222,549
Cost of revenues	(53,971)	(174,991)	(180,517)
Brand name phone sales
Revenues	50,266	67,535	38,462
Cost of revenues	(34,250)	(41,280)	(22,066)
Game
Revenues	29,594	43,481	10,866
Cost of revenues	$ (18,146)	$ (22,293)	$ (2,202)